Financial risk management objectives and policies - Market risk (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments by interest rate
Borrowings	$ 28,622	$ 29,232	$ 30,781
Total financial liabilities	28,622	29,232	30,781
Fixed deposits		64	53
Cash collateral pledged to counterparties	102	162
Cash and cash equivalents	5,840	6,166	6,329
Current and non-current asset investments and other financial assets.	11,288	9,546	8,765
Interest-bearing financial instruments
Disclosure of financial instruments by interest rate
Fixed deposits		64	53
Cash collateral pledged to counterparties	102	162
Cash and cash equivalents	5,840	6,166	6,329
Total financial assets	5,942	6,392	6,382
Fixed rate
Disclosure of financial instruments by interest rate
Fixed deposits		64	53
Cash and cash equivalents		250
Total financial assets		314	53
Floating rate
Disclosure of financial instruments by interest rate
Cash collateral pledged to counterparties	102	162
Cash and cash equivalents	5,840	5,916	6,329
Total financial assets	$ 5,942	6,078	6,329
7% Guaranteed debentures
Disclosure of financial instruments by interest rate
Interest rate on borrowings	7.00%
Interest-Bearing Loans and Borrowings | Interest-bearing financial instruments
Disclosure of financial instruments by interest rate
Current financial liabilities	$ 5,400	5,542	1,893
Non-current financial liabilities	23,222	23,690	28,888
Total financial liabilities	28,622	29,232	30,781
Interest-Bearing Loans and Borrowings | Fixed rate
Disclosure of financial instruments by interest rate
Current financial liabilities	2,885	2,476	1,232
Non-current financial liabilities	23,222	21,511	23,985
Total financial liabilities	26,107	23,987	25,217
Interest-Bearing Loans and Borrowings | Floating rate
Disclosure of financial instruments by interest rate
Current financial liabilities	2,515	3,066	661
Non-current financial liabilities		2,179	4,903
Total financial liabilities	$ 2,515	$ 5,245	$ 5,564